AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Information Technology – 25.8%
Electronic Equipment, Instruments & Components – 0.3%
IPG Photonics Corp.(a)	75,187	$8,252,525

IT Services – 11.4%
Akamai Technologies, Inc.(a)	493,185	58,881,357
Cognizant Technology Solutions Corp. - Class A	847,249	75,972,818
PayPal Holdings, Inc.(a)	719,555	83,216,536
Visa, Inc. - Class A	413,405	91,680,827

		309,751,538

Semiconductors & Semiconductor Equipment – 2.6%
Applied Materials, Inc.	427,719	56,373,364
Infineon Technologies AG	440,440	14,900,102

		71,273,466

Software – 8.0%
Microsoft Corp.	540,195	166,547,520
SAP SE	336,159	37,255,880
VMware, Inc. - Class A	126,967	14,457,732

		218,261,132

Technology Hardware, Storage & Peripherals – 3.5%
Samsung Electronics Co., Ltd.	1,668,915	95,500,295

		703,038,956

Consumer Discretionary – 14.3%
Diversified Consumer Services – 1.0%
Service Corp. International/US	398,780	26,247,700

Hotels, Restaurants & Leisure – 5.0%
Compass Group PLC	1,312,657	28,248,504
Galaxy Entertainment Group Ltd.	9,109,000	53,901,453
Starbucks Corp.	599,207	54,509,861

		136,659,818

Internet & Direct Marketing Retail – 6.0%
Alibaba Group Holding Ltd.(a)	796,300	10,866,877
Alibaba Group Holding Ltd. (ADR)(a)	314,089	34,172,883
Amazon.com, Inc.(a)	21,051	68,625,208
Prosus NV(a)	929,260	50,112,989

		163,777,957

Textiles, Apparel & Luxury Goods – 2.3%
adidas AG	68,050	15,857,423
Kering SA	33,851	21,371,064
NIKE, Inc. - Class B	183,102	24,638,205

		61,866,692

		388,552,167

Health Care – 13.3%
Health Care Equipment & Supplies – 3.5%
Koninklijke Philips NV	1,395,610	42,557,306

Company	Shares	U.S. $ Value

Medtronic PLC	471,167	$52,275,979

		94,833,285

Health Care Providers & Services – 2.6%
Anthem, Inc.	145,235	71,342,337

Life Sciences Tools & Services – 1.8%
Thermo Fisher Scientific, Inc.	83,032	49,042,851

Pharmaceuticals – 5.4%
AstraZeneca PLC (Sponsored ADR)	283,974	18,838,835
Roche Holding AG (Genusschein)	154,216	61,017,389
Sanofi	658,757	67,351,086

		147,207,310

		362,425,783

Financials – 13.1%
Banks – 2.9%
ABN AMRO Bank NV (GDR)(b)	1,276,350	16,298,776
Citigroup, Inc.	404,778	21,615,145
Jyske Bank A/S(a)	105,068	5,710,924
Mitsubishi UFJ Financial Group, Inc.	5,634,100	34,825,163

		78,450,008

Capital Markets – 9.8%
BlackRock, Inc. - Class A	68,945	52,685,701
Credit Suisse Group AG (REG)(a)	6,259,399	49,274,710
Goldman Sachs Group, Inc. (The)	191,298	63,147,470
Julius Baer Group Ltd.	717,584	41,544,176
London Stock Exchange Group PLC	196,691	20,511,056
Moody’s Corp.	112,617	37,998,102

		265,161,215

Diversified Financial Services – 0.4%
Groupe Bruxelles Lambert SA	113,659	11,761,018

		355,372,241

Communication Services – 12.5%
Diversified Telecommunication Services – 2.3%
Comcast Corp. - Class A	1,335,541	62,530,030

Entertainment – 1.4%
Electronic Arts, Inc.	302,337	38,248,654

Interactive Media & Services – 7.9%
Alphabet, Inc. - Class C(a)	43,310	120,964,397
Meta Platforms, Inc. - Class A(a)	420,656	93,537,068

		214,501,465

Wireless Telecommunication Services – 0.9%
SoftBank Group Corp.	531,500	23,763,180

		339,043,329

Industrials – 8.5%
Building Products – 3.6%
Otis Worldwide Corp.	1,257,102	96,733,999

Company		Shares	U.S. $ Value

Electrical Equipment – 0.3%
Vertiv Holdings Co.		661,119	$9,255,666

Machinery – 4.6%
Dover Corp.		292,178	45,842,728
Parker-Hannifin Corp.		161,900	45,940,744
Volvo AB - Class B		1,752,147	32,686,914

			124,470,386

			230,460,051

Consumer Staples – 4.9%
Beverages – 4.9%
Asahi Group Holdings Ltd.		2,046,735	74,543,081
Coca-Cola Co. (The)		953,216	59,099,392

			133,642,473

Energy – 3.0%
Oil, Gas & Consumable Fuels – 3.0%
Neste Oyj		325,884	14,858,085
Shell PLC		2,441,825	66,927,292

			81,785,377

Real Estate – 1.6%
Real Estate Management & Development – 1.6%
CBRE Group, Inc. - Class A(a)		480,791	44,001,992

Materials – 1.5%
Chemicals – 1.5%
Linde PLC		126,360	40,363,175

Utilities – 1.0%
Electric Utilities – 1.0%
Iberdrola SA(c)		2,410,912	26,351,222

Total Common Stocks (cost $2,423,260,477)			2,705,036,766

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(d) (e) (f) (cost $8,969,848)		8,969,848	8,969,848

	Principal Amount (000)
Time Deposits – 0.1%
BBH, Grand Cayman
(1.30)%, 04/01/2022	CHF	252	272,723
(0.59)%, 04/01/2022	DKK	1,858	276,274
(0.30)%, 04/01/2022	SEK	2,490	264,853
0.25%, 04/01/2022	GBP	206	270,176
Citibank, London (0.78)%, 04/01/2022	EUR	250	276,386
Hong Kong & Shanghai Bank, Hong Kong 0.00%, 04/01/2022	HKD	2,018	257,596

	Principal Amount (000)		U.S. $ Value

Sumitomo, Tokyo (0.38)%, 04/01/2022	JPY	34,072	$279,871

Total Time Deposits (cost $1,897,879)			1,897,879

Total Short-Term Investments (cost $10,867,727)			10,867,727

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $2,434,128,204)			2,715,904,493

		Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(d) (e) (f) (cost $562,012)		562,012	562,012

Total Investments – 99.9% (cost $2,434,690,216)(g)			2,716,466,505
Other assets less liabilities – 0.1%			2,871,609

Net Assets – 100.0%			$2,719,338,114

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the market value of this security amounted to $16,298,776 or 0.6% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. (g) As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $437,104,565 and gross unrealized depreciation of investments was $(155,328,276), resulting in net unrealized appreciation of $281,776,289.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2022 (unaudited)

62.4%	United States
6.4%	United Kingdom
5.6%	Switzerland
4.9%	Japan
3.5%	South Korea
3.5%	China
3.3%	France
2.5%	Germany
2.2%	Netherlands
2.0%	Macau
1.2%	Sweden
1.0%	Spain
0.5%	Finland
0.6%	Other
0.4%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.4% or less in the following: Belgium and Denmark.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$555,382,679	$147,656,277		$-0-	$703,038,956
Consumer Discretionary	208,193,857	180,358,310		-0-	388,552,167
Health Care	191,500,002	170,925,781		-0-	362,425,783
Financials	175,446,418	179,925,823		-0-	355,372,241
Communication Services	315,280,149	23,763,180		-0-	339,043,329
Industrials	197,773,137	32,686,914		-0-	230,460,051
Consumer Staples	59,099,392	74,543,081		-0-	133,642,473
Energy	-0-	81,785,377		-0-	81,785,377
Real Estate	44,001,992	-0-		-0-	44,001,992
Materials	40,363,175	-0-		-0-	40,363,175
Utilities	-0-	26,351,222		-0-	26,351,222
Short-Term Investments:
Investment Companies	8,969,848	-0-		-0-	8,969,848
Time Deposits	-0-	1,897,879		-0-	1,897,879
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	562,012	-0-		-0-	562,012

Total Investments in Securities	1,796,572,661	919,893,844	†	-0-	2,716,466,505
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$1,796,572,661	$919,893,844		$-0-	$2,716,466,505

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2022 is as follows:

Fund	Market Value 6/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,187	$280,110	$277,327	$8,970	$1
Government Money Market Portfolio*	97,978	107,840	205,256	562	2
Total				$9,532	$3

*	Investment of cash collateral for securities lending transactions.